Revenue and Expenses - Estimated Payment Schedule (Details) € in Millions	Dec. 31, 2019 EUR (€)
Disclosure of finance lease and operating lease by lessee [Line Items]
Present value of future payments for operating leases at December 31, 2018	€ 11,475
Purchase and other contractual obligations	50
Operating lease obligations, at present value	18
Less than 1 year
Disclosure of finance lease and operating lease by lessee [Line Items]
Present value of future payments for operating leases at December 31, 2018	4,590
1 to 3 years
Disclosure of finance lease and operating lease by lessee [Line Items]
Present value of future payments for operating leases at December 31, 2018	4,590
3 to 5 years
Disclosure of finance lease and operating lease by lessee [Line Items]
Present value of future payments for operating leases at December 31, 2018	1,265
More than 5 years
Disclosure of finance lease and operating lease by lessee [Line Items]
Present value of future payments for operating leases at December 31, 2018	€ 1,030